Income Taxes (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Taxes (Textual) [Abstract]
Federal net operating loss carryforwards	$ 31.3	$ 32.5
Federal deferred income tax asset	11.2	11.4
Federal offsetting valuation allowance	7.0	7.0
State and Local net operating loss carryforwards	168.6	612.2
Operating loss resulted from acquisitions	25.9	29.6
State and Local deferred income tax asset	2.6	7.5
State and Local offsetting valuation allowance	1.6	1.6
Foreign net operating loss carryforwards	63.7	60.0
Foreign deferred income tax asset	17.8	17.1
Federal deferred tax liability	17.8	17.1
Unrecognized tax benefits that would impact effective tax rate if recognized	$ 2.8